Shareholder Report, Holdings (Details) - SGI Enhanced Market Leaders ETF	Jun. 30, 2025
Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Moody's Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Emerson Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Air Products and Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%